Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2012
Fuwei Films (Holdings) Co., Ltd (Parent Company) [Abstract]
Fuwei Films (Holdings) Co., Ltd (Parent Company)

(27) Fuwei Films (Holdings) Co., Ltd. (Parent Company)

Under PRC regulations, the Company's operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC ("PRC GAAP"). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2012, an aggregate amount of RMB37,441 (US$6,010) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2012, the amount of restricted net assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 54% of the Company's consolidated net assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2012 and 2011

	2012		2011
	RMB	US$	RMB

Cash and cash equivalents	65	10	121
Other current assets	271,006	43,499	272,537
Investments in subsidiaries	378	61	381

Total assets	271,450	43,571	273,039

Current liabilities	51,842	8,321	49,693
Total shareholders' equity	219,608	35,250	223,346

Total liabilities and shareholders' equity	271,450	43,571	273,039

Condensed unaudited Statements of Operations (For the years ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Interest income (expenses)	(13)	(2)	(18)	(12)
General and administrative expenses	(2,468)	(396)	(3,281)	(14,411)
Other income	-	-	1,116	-
Loss before equity in undistributed earnings of subsidiaries	(2,482)	(398)	(2,183)	(14,423)
Equity in earnings of subsidiaries	(51,956)	(8,339)	22,515	58,478

Net income	(54,437)	(8,738)	20,332	44,055

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2012, 2011 and 2010)

	2012		2011	2010
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	(54,437)	(8,738)	20,332	44,055
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	51,956	8,339	(22,515)	(58,478)
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	-
- Other current liabilities	61	10	(7,277)	6,139

Net cash provided by operating activities	(2,420)	(389)	(9,460)	(8,284)

Cash flow from financing activities

Payments to related parties	2,365	380	9,493	8,321
Proceeds from related parties	-	-	-	(10)

Effect of exchange	(1)	-	(4)	38

Net cash provided by (used in) financing activities	2,364	380	9,489	8,348

Net increase (decrease) in cash	(56)	(9)	29	64
Cash:
At beginning of year	121	19	92	28
At end of year	65	10	121	92